Supplement dated March 9, 2021
to the Statement of Additional Information (the “SAI”), dated March 1, 2021, as supplemented, for the following funds:
Fund
Columbia Funds Series Trust
Columbia Select Large Cap Equity Fund
Columbia Funds Series Trust II
Columbia Income Builder Fund
Columbia Seligman Communications and Information Fund
Columbia Seligman Global Technology Fund
Multi-Manager Value Strategies Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced funds is hereby superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending January 31 – Information is as of January 31, 2020, unless otherwise noted
Income Builder Fund	Gene Tannuzzo	8 RICs 1 PIV 71 other accounts	$13.51 billion $87.28 million $1.68 billion	None	$100,001– $500,000(a)	Columbia Management– IB	Columbia Management
	Alexandre (Alex) Christensen(h)	6 other accounts	$0.22 million	None	None
For Funds with fiscal year ending February 28/29 – Information is as of February 29, 2020, unless otherwise noted
Select Large Cap Equity Fund	Melda Mergen	7 RICs 16 other accounts	$8.07 billion $853.96 million	None	$10,001– $50,000(a) $100,001– $500,000(b)	Columbia Management	Columbia Management
	Tiffany Wade	3 RICs 9 other accounts	$1.46 billion $443.07 million	None	$1– $10,000(b)
SUP915_00_038_(03/21)

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending May 31 – Information is as of May 31, 2020, unless otherwise noted
MM Value Strategies Fund	Columbia Management: Scott Davis	1 RIC 1 PIV 87 other accounts	$20.51 billion $159.54 million $1.98 billion	None	None	Columbia Management	Columbia Management
	Michael Barclay	3 RICs 1 PIV 84 other accounts	$20.52 billion $159.54 million $1.97 billion	None	None
	DFA: Jed Fogdall	110 RICs 23 PIVs 77 other accounts	$343.18 billion $15.60 billion $23.33 billion	1 PIV ($134.51 M) 5 other accounts ($3.33 B)	None	DFA	DFA
	Joel Schneider	61 RICs 7 PIVs 1 other account	$216.06 billion $229.28 million $216.74 million	None	None
	Diamond Hill: Charles Bath	3 RICs 3 PIVs 361 other accounts	$8.47 billion $291.16 million $3.54 billion	2 other accounts ($323.18 M)	None	Diamond Hill	Diamond Hill
	Austin Hawley	3 RICs 3 PIVs 373 other accounts	$6.35 billion $291.16 million $4.68 billion	2 other accounts ($323.18 M)	None
Seligman Communications and Information Fund	Paul Wick	4 RICs 4 PIVs 4 other accounts	$1.72 billion $1.26 billion $258.67 million	None	Over $1,000,000(a)	Columbia Management	Columbia Management– Tech Team
	Sanjay Devgan	3 RICs 3 other accounts	$1.41 billion $2.59 million	None	$100,001– $500,000(a)
	Shekhar Pramanick	4 RICs 5 other accounts	$1.72 billion $8.87 million	None	$500,001– $1,000,000(a)
	Jeetil Patel	4 RICs 6 other accounts	$1.72 billion $3.23 million	None	None
	Vimal Patel	4 RICs 7 other accounts	$1.72 billion $5.12 million	None	$50,001– $100,000(a)
	Israel Hernandez(h)	2 other accounts	$0.12 million	None	None
For Funds with fiscal year ending October 31 – Information is as of October 31, 2020, unless otherwise noted
Seligman Global Technology Fund	Paul Wick	4 RICs 4 PIVs 4 other accounts	$7.82 billion $1.30 billion $292.18 million	3 PIVs ($948.00 M)	Over $1,000,000(a)	Columbia Management	Columbia Management– Tech Team
	Shekhar Pramanick	4 RICs 5 other accounts	$7.82 billion $3.05 million	None	None
	Sanjay Devgan	3 RICs 3 other accounts	$7.47 billion $2.70 million	None	None
	Christopher Boova	4 RICs 7 other accounts	$7.82 billion $6.19 million	None	None
	Vimal Patel	4 RICs 7 other accounts	$7.82 billion $5.25 million	None	None
	Sanjiv Wadhwani(h)	7 other accounts	$2.18 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
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**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(h)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of January 31, 2021.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_038_(03/21)
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